Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Due from banks, non-interest-bearing	$ 4,989	$ 1,629
Due from banks, interest-bearing	1,195	10,771
Cash and cash equivalents	6,184	12,400
Investment in interest-earning time deposits	7,633	8,132
Investment securities available for sale	1,680	3,994
Loans held for sale	1,098	4,875
Loans receivable, net of allowance for loan losses (2013 $941; 2012 $860)	106,887	84,291
Accrued interest receivable	735	657
Investment in Federal Home Loan Bank stock, at cost	421	437
Premises and equipment, net	1,637	1,608
Other real estate owned, net	574	170
Prepaid expenses and other assets	578	811
Total Assets	127,427	117,375
LIABILITIES
Deposits, interest-bearing	103,324	97,038
Federal Home Loan Bank advances	5,500	2,000
Accrued interest payable	77	81
Advances from borrowers for taxes and insurance	1,224	991
Accrued expenses and other liabilities	316	428
Total Liabilities	110,441	100,538
STOCKHOLDERS' EQUITY
Preferred stock - $0.01 par value; 1,000,000 shares authorized; none issued or outstanding	0	0
Common stock - $0.01 par value; 9,000,000 shares authorized; 1,388,625 issued; 947,849 and 983,821 outstanding at December 31, 2013 and December 31, 2012, respectively	14	14
Additional paid-in capital	13,665	13,559
Treasury stock, at cost (2013 440,776 shares; 2012 404,804 shares)	(4,279)	(3,716)
Unallocated common stock held by:
Employee Stock Ownership Plan (ESOP)	(536)	(623)
Recognition & Retention Plan Trust (RRP)	(120)	(200)
Accumulated other comprehensive income (loss)	(18)	60
Retained earnings	8,260	7,743
Total Stockholders' Equity	16,986	16,837
Total Liabilities and Stockholders' Equity	$ 127,427	$ 117,375